Accrued Expenses (FY) (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Accrued Liabilities [Abstract]
Accrued board of directors' fees	$ 416,667	$ 400,000	$ 200,000
Accrued inventory	50,275	167,050	0
Accrued executive severance	163,000	154,000	136,000
Accrued travel	120,000	120,000	58,993
Accrued outside services	106,233	108,033	115,118
Accrued legal and professional fees	200,000	134,970	0
Accrued clinical study expenses	13,650	13,650	13,650
Accrued related party advance		0	101,137
Deferred rent		0	44,623
Accrued computer equipment		0	8,752
Accrued other	1,389	13,406	11,007
Total accrued expenses	$ 1,071,214	$ 1,111,109	$ 689,280